Income tax and social contribution (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Before tax
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	R$ 10,027,427	R$ (512,397)	R$ 0
Financial assets recorded as available for sale	0	0	3,418,567
Exchange differences on translations of foreign operations	73,867	113,198	23,010
Other	(371,887)	(154,607)	0
Total	9,729,407	(553,806)	3,441,577
Tax (expense)/ benefit
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	(4,231,992)	215,482	0
Financial assets recorded as available for sale	0	0	(1,231,202)
Exchange differences on translations of foreign operations	0	0	5,992
Other	167,349	61,843	0
Total	(4,064,643)	277,325	(1,225,210)
Net of tax
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	5,795,435	(296,915)	0
Financial assets recorded as available for sale	0	0	2,187,365
Exchange differences on translations of foreign operations	73,867	113,198	29,002
Other	(204,538)	(92,764)	0
Total	R$ 5,664,764	R$ (276,481)	R$ 2,216,367